CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	[1]	$ 2,503	$ 1,886	$ 1,643
Direct operating costs	[1]	(778)	(542)	(526)
General and administrative expenses	[1]	(67)	(69)	(49)
Profit (loss) from operating activities	[1]	1,658	1,275	1,068
Interest expense	[1]	(697)	(544)	(294)
Share of (losses) earnings from investments in associates	[1]	(20)	4	0
Remeasurement of exchangeable and class B shares	[1]	34	1,058	(447)
Mark-to-market and foreign currency revaluation	[1]	23	49	(11)
Other (expense) income	[1]	(24)	39	116
Income before income tax	[1]	974	1,881	432
Income tax (expense) recovery
Current	[1]	(348)	(341)	(234)
Deferred	[1]	(20)	79	(171)
Net income	[1]	606	1,619	27
Attributable to:
Brookfield Infrastructure Partners L.P.	[1],[2]	111	1,094	(368)
Non-controlling interests	[1]	$ 495	$ 525	$ 395

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.

[2]	Net income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.